PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid expenses and other current assets:
Prepaid expenses	$ 615	$ 818	$ 269
Prepaid taxes	631	1,865	138
Other	1	19	18
Total prepaid expenses and other current assets	$ 1,247	$ 2,702	$ 425